Inventories, Net	12 Months Ended
Sep. 30, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2025	2024
Finished goods	$97,021	$131,408
Goods in transit	—	27,960
Inventory valuation allowance	(95,003)	(93,037)
Inventories, net	$2,018	$66,331

Movement of inventory valuation allowance is as follows:

	As of September 30,
	2025	2024
Balance at the beginning of the year	$93,037	$83,889
Addition	7,570	11,858
Write-offs	(2,675)	(6,589)
Foreign currency translation adjustment	(2,929)	3,879
Balance at the end of the year	$95,003	$93,037